Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.09741%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,396,244.98

Principal:
Principal Collections	$22,022,640.44
Prepayments in Full	$8,835,304.75
Liquidation Proceeds	$387,520.34
Recoveries	$141,608.58
Sub Total	$31,387,074.11
Collections	$33,783,319.09

Purchase Amounts:
Purchase Amounts Related to Principal	$24,457.29
Purchase Amounts Related to Interest	$61.79
Sub Total	$24,519.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,807,838.17

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,807,838.17
Servicing Fee	$572,294.23	$572,294.23	$0.00	$0.00	$33,235,543.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,235,543.94
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,235,543.94
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,235,543.94
Interest - Class A-3 Notes	$1,968,935.18	$1,968,935.18	$0.00	$0.00	$31,266,608.76
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$30,935,358.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,935,358.76
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$30,738,616.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,738,616.76
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$30,597,035.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,597,035.09
Regular Principal Payment	$27,866,895.53	$27,866,895.53	$0.00	$0.00	$2,730,139.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,730,139.56
Residual Released to Depositor	$0.00	$2,730,139.56	$0.00	$0.00	$0.00
Total		$33,807,838.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,866,895.53
Total					$27,866,895.53

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,866,895.53	$60.54	$1,968,935.18	$4.28	$29,835,830.71	$64.82
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$27,866,895.53	$21.18	$2,638,508.85	$2.01	$30,505,404.38	$23.19

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$448,334,386.39	0.9739201	$420,467,490.86	0.9133847
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$589,114,386.39	0.4477302	$561,247,490.86	0.4265512

Pool Information
Weighted Average APR	4.028%	4.054%
Weighted Average Remaining Term	39.13	38.43
Number of Receivables Outstanding	29,362	28,565
Pool Balance	$686,753,073.72	$655,023,676.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$621,784,099.37	$593,441,262.88
Pool Factor	0.4667722	0.4452064

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$61,582,413.74
Targeted Overcollateralization Amount	$93,776,185.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,776,185.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$459,474.28
(Recoveries)		57	$141,608.58
Net Loss for Current Collection Period			$317,865.70
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5554%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1927%
Second Prior Collection Period			0.6157%
Prior Collection Period			0.2098%
Current Collection Period			0.5686%
Four Month Average (Current and Prior Three Collection Periods)			0.3967%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,346	$6,868,416.08
(Cumulative Recoveries)			$906,651.51
Cumulative Net Loss for All Collection Periods			$5,961,764.57
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4052%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,102.84
Average Net Loss for Receivables that have experienced a Realized Loss			$4,429.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.39%	280	$9,078,463.89
61-90 Days Delinquent	0.24%	49	$1,575,797.70
91-120 Days Delinquent	0.06%	12	$402,233.70
Over 120 Days Delinquent	0.09%	16	$597,466.59
Total Delinquent Receivables	1.78%	357	$11,653,961.88

Repossession Inventory:
Repossessed in the Current Collection Period		22	$846,493.72
Total Repossessed Inventory		31	$1,255,353.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2068%
Prior Collection Period			0.2214%
Current Collection Period			0.2696%
Three Month Average			0.2326%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3932%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$2,968,604.71
2 Months Extended	146	$5,255,912.14
3+ Months Extended	28	$771,690.18

Total Receivables Extended	263	$8,996,207.03
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer